Investments (Gross Gains And Losses Realized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments [Abstract]
Gross realized gains	$ 3,978	$ 2,142	$ 1,256
Gross realized losses	(465)	(12)	(100)
Investment security gains (losses)	$ 3,513	$ 2,130	$ 1,156